CONTINGENT CONSIDERATION ON BUISNESS COMBINATION AND OTHER (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 17, 2020 Share $ / shares	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 Share	Oct. 09, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date		$ 17,256	$ 0
Number of share options granted | Share		0	15,000	111,129
Btobet Limited [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date					$ 8,200
Purchase price allocation					$ 2,000
Btobet Limited [Member] | Executive Officer [Member]
Disclosure of detailed information about business combination [line items]
Number of share options granted | Share	111
Percentage of voting equity interests acquired	9.90%
Description of vesting requirements	to be vested over 2 years of employment
Exercise price of each option | $ / shares	$ 1
Description of maximum term of options granted	expire in 10 years
Gms Entertainment Ltd [Member]
Disclosure of detailed information about business combination [line items]
Description of basis for determining amount of payment for contingent consideration arrangements	During the fourth quarter of 2022, the Company committed to buy his options in consideration for Euro 5.8 million, to be paid in 2023.